SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13.          SUBSEQUENT EVENTS

Starting from January 2020, a novel strain of coronavirus, COVID-19, has spread worldwide. Since then, the resulting significant economic disruptions to the Chinese economy, and depending on the length and severity of this epidemics impact to the economy, have been and may continue to have an adverse effect on default rates and credit drawdowns. The extent to which COVID-19 impacts the business and financial results of the Group depends on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and actions to contain COVID-19 or mitigate its impact, among others.

The financial impact on the Group, if any, of COVID-19 cannot be reasonably estimated at this time, and the Group will continue to closely monitor the impact of the COVID-19 outbreak.